UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:   6/30_

Date of reporting period:   3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Common Stocks - 98.37%	Shares	Fair Value

Consumer Discretionary - 19.80%
DISH Network Corp. - Class A	32,700	$1,076,811
D.R. Horton, Inc.	79,100	1,199,947
Goodyear Tire & Rubber Co. / The (a)	79,000	886,380
H&R Block, Inc.	54,100	891,027
Hasbro, Inc.	27,700	1,017,144
Lennar Corp. - Class A	40,100	1,089,918
Newell Rubbermaid, Inc.	54,800	975,988
Service Corporation International	100,000	1,126,000
TRW Automotive Holdings Corp. (a)	16,300	757,135
Whirlpool Corp.	13,000	999,180
		10,019,530

Consumer Staples - 1.81%
Dr Pepper Snapple Group, Inc.	22,800	916,788

Energy - 11.02%
Denbury Resources, Inc. (a)	43,300	789,359
Diamond Offshore Drilling, Inc.	15,200	1,014,600
Energen Corp.	16,300	801,145
Helmerich & Payne, Inc.	17,600	949,520
Nabors Industries Ltd. (a)	47,900	837,771
Ultra Petroleum Corp. (a)	52,400	1,185,812
		5,578,207

Financials - 13.53%
First American Financial Corp.	61,100	1,016,093
First Niagara Financial Group, Inc.	101,500	998,760
Hartford Financial Services Group, Inc.	42,300	891,684
KeyCorp	110,400	938,400
TD Ameritrade Holding Corp.	46,300	913,962
Umpqua Holdings Corp.	80,000	1,084,800
Weyerhaeuser Co.	45,900	1,006,128
		6,849,827

Health Care - 13.95%
Alere, Inc. (a)	29,600	769,896
Cooper Companies, Inc. / The	10,100	825,271
Hill-Rom Holdings, Inc.	19,500	651,495
Myriad Genetics, Inc. (a)	41,800	988,988
Omnicare, Inc.	30,000	1,067,100
Patterson Companies, Inc.	31,100	1,038,740
WellCare Health Plans, Inc. (a)	10,700	769,116
Zimmer Holdings, Inc.	14,800	951,344
		7,061,950

Industrials - 8.82%
Joy Global, Inc.	10,500	771,750
Navistar International Corp. (a)	21,600	873,720
Republic Services, Inc.	26,200	800,672
Ryder System, Inc.	19,200	1,013,760
Southwest Airlines Co.	122,200	1,006,928
		4,466,830

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund
Schedule of Investments - continued
March 31, 2012 (Unaudited)

Common Stocks - 98.37% - continued	Shares	Fair Value

Information Technology - 16.55%
Broadcom Corp. - Class A (a)	26,900	$1,057,170
Cypress Semiconductor Corp.	55,700	870,591
Jabil Circuit, Inc.	38,200	959,584
Juniper Networks, Inc. (a)	42,200	965,536
Lam Research Corp. (a)	16,900	754,078
Micron Technology, Inc. (a)	119,200	965,520
NVIDIA Corp. (a)	67,700	1,041,903
Paychex, Inc.	31,500	976,185
Riverbed Technologies, Inc. (a)	28,000	786,240
		8,376,807

Materials - 6.95%
Alcoa, Inc.	90,350	905,307
Cliffs Natural Resources, Inc.	13,300	921,158
Cytec Industries, Inc.	12,400	753,796
Owens-Illinois, Inc. (a)	40,200	938,268
		3,518,529

Telecommunication Service - 3.98%
MetroPCS Communications, Inc. (a)	105,600	952,512
NII Holdings, Inc. (a)	58,000	1,061,980
		2,014,492

Utilities - 1.96%
TECO Energy, Inc.	56,400	989,820

TOTAL COMMON STOCKS (Cost $46,815,912)		49,792,780

Money Market Securities - 1.80%

Federated Prime Obligations Fund - Institutional Shares, 0.19% (b)	911,808	911,808

TOTAL MONEY MARKET SECURITIES (Cost $911,808)		911,808

TOTAL INVESTMENTS (Cost $47,727,720) - 100.17%		$50,704,588

Liabilities in excess of other assets - (0.17)%		(85,097)

TOTAL NET ASSETS - 100.00%		$50,619,491

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at March 31, 2012.

Tax Related
Gross unrealized appreciation		$5,380,696
Gross unrealized depreciation		(2,403,828)
Net unrealized appreciation (depreciation)		$2,976,868

Aggregate cost of securities for income tax purposes		$47,727,720

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Common Stocks - 19.95%	Shares	Fair Value

Consumer Discretionary - 0.00%
Bally Total Fitness Holding Corp. (a) (b) (c) (d)	459	$0

Consumer Staples - 0.01%
Eurofresh Holding Company, Inc. (a) (b) (c) (d)	14,706	3,677

Financials - 7.12%
Cincinnati Financial Corp.	13,400	462,434
JPMorgan Chase & Co.	10,900	501,182
PennantPark Investment Corp.	42,800	445,120
Solar Capital Ltd.	20,700	456,849
Toronto-Dominion Bank / The	5,700	484,215
		2,349,800

Health Care - 4.40%
Abbott Laboratories	8,000	490,320
Bristol-Myers Squibb Co.	14,200	479,250
Medtronic, Inc.	12,300	482,037
		1,451,607

Industrials - 2.83%
Deere & Co.	5,700	461,130
Republic Services, Inc.	15,500	473,680
		934,810

Materials - 1.39%
Nucor Corp.	10,700	459,565

Telecommunication Service - 4.20%
Verizon Communications, Inc.	11,900	454,937
Windstream Corp.	39,000	456,690
PPL Corp.	16,700	471,942
		1,383,569

TOTAL COMMON STOCKS (Cost $6,767,508)		6,583,028

Real Estate Investment Trusts - 4.49%

Annaly Capital Management, Inc.	30,800	487,256
LTC Properties, Inc.	15,600	499,200
Rayonier, Inc.	11,200	493,808

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,473,365)		1,480,264

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
March 31, 2012 (Unaudited)

Preferred Securities - 5.43%	Shares	Fair Value

EOS Preferred Corp., 8.500%	43,140	$1,087,128
Eurofresh Holding Company, Inc. - Series A, 10.000% (a) (b) (c) (d)	147	117,600
GMX Resources, Inc. - Series B, 9.250%	49,250	587,552

TOTAL PREFERRED SECURITIES (Cost $4,478,249)		1,792,280

Warrants - 0.00%

Bally Total Fitness Holding Corp., expires 09/01/2014 (a) (b) (c) (d)	1,106	0

TOTAL WARRANTS (Cost $0)		0

	Principal
Corporate Bonds - 35.58%	Amount	Fair Value

AGY Holding Corp., 11.000%, 11/15/2014	850,000	348,500
American Airlines Pass Through Trust 1991, Series 91C2, 9.730%, 09/29/2014 (e)	1,090,093	545,046
American Casino and Entertainment Properties, LLC, 11.000%, 06/15/2014	575,000	612,375
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (b) (f)	1,200,000	780,000
Chukchansi Economic Development Authority, 8.000%, 11/15/2013 (f)	1,300,000	936,000
CKE Restaurants, Inc., 11.375%, 07/15/2018	272,000	312,120
Clearwire Communications LLC, 12.000%, 12/01/2015 (f)	1,000,000	990,000
Edison Mission Energy, 7.750%, 06/15/2016	600,000	417,000
Edison Mission Energy, 7.000%, 05/15/2017	1,000,000	635,000
Gentiva Health Services, 11.500%, 09/01/2018	1,000,000	937,500
International Lease Finance Corp., 7.125%, 09/01/2018 (f)	450,000	492,750
Morgan Stanley, 11.000%, 03/25/2031 (i)	600,000	555,000
Morgan Stanley, 9.000%, 06/30/2031 (i)	900,000	826,875
O&G Leasing, LLC, 10.500%, 09/15/2013 (a) (b) (d) (f) (h)	1,530,000	1,132,200
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (b) (f)	252,000	134,087
Reddy Ice Corp., 11.250%, 03/15/2013 (h)	800,000	768,000
Rotech Healthcare, Inc., 10.500%, 03/15/2018	1,000,000	665,000
Thornton Drilling Co., 5.000%, 06/15/2018 (a) (b) (d)	807,866	655,179

TOTAL CORPORATE BONDS (Cost $14,840,993)		11,742,632

Reverse Convertible Bonds - 1.56%
JPMorgan Chase & Co., 18.000%, 06/14/2012	500,000	515,600

TOTAL REVERSE CONVERTIBLE BONDS (Cost $500,000)		515,600

U. S. Municipal Bonds - 1.22%

Industry Urban Development Agency, 5.300%, 05/01/2015	400,000	402,644

TOTAL U. S. MUNICIPAL BONDS (Cost $400,000)		402,644

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
March 31, 2012 (Unaudited)

	Principal
Foreign Bonds Denominated in US Dollars - 25.92%	Amount	Fair Value

Barclays Bank, PLC, 10.500%, 02/03/2026 (i)	800,000	$744,000
Ceagro Agricola, Ltd. 10.750%, 05/16/2016	800,000	775,120
China Lumena New Materials Corp., 12.000%, 10/27/2014 (f)	850,000	807,500
Credit Agricole SA, 8.375%, call date 10/13/2019 (f) (g) (i)	1,200,000	1,122,000
Grupo Posadas SAB de CV, 9.250%, 01/15/2015 (f)	740,000	667,125
Maxcom Telecommunicaciones SAB de CV, Series B, 11.000%, 12/15/2014	790,000	537,200
Newland International Properties Corp., 9.500%, 11/15/2014 (f)	700,000	388,500
Petroleos de Venezuela SA, Series 2014, 4.900%, 10/28/2014	1,300,000	1,166,750
Provincia de Buenos Aires, 9.625%, 04/18/2028 (f)	1,000,000	666,300
Telefonos de Mexico SAB, 8.750%, 01/31/2016	8,000,000	675,034
UPM-KYMME Corp., 7.450%, 11/26/2027 (f)	1,100,000	1,006,500

TOTAL FOREIGN BONDS DENOMINATED
IN US DOLLARS (Cost $9,187,862)		8,556,029

Money Market Securities - 4.00%	Shares	Fair Value

Federated Prime Obligations Fund - Institutional Shares, 0.19% (i)	1,320,772	1,320,772

TOTAL MONEY MARKET SECURITIES (Cost $1,320,772)		1,320,772

TOTAL INVESTMENTS (Cost $38,968,749) - 98.15%		$32,393,249

Other assets in excess of liabilities - 1.85%		610,020

TOTAL NET ASSETS - 100.00%		$33,003,269

(a) Non-income producing.
(b) This security is currently valued by the Advisor using significant unobservable inputs according to fair value procedures approved by the Trust.
(c) Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(d) Security is illiquid at March 31, 2012, at which time the aggregate value of illiquid securities is $1,908,656 or 5.78% of net assets.
(e) Asset-backed security.
(f) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g) Perpetual Bond - the bond has no maturity date.
(h) Issue is in default.
(i) Variable rate security; the rate shown represents the yield at March 31, 2012.

Tax Related
Gross unrealized appreciation		$700,486
Gross unrealized depreciation		(8,417,072)
Net unrealized appreciation (depreciation)		$(7,716,586)

Aggregate cost of securities for income tax purposes		$40,109,835

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Common Stocks - 96.44%	Shares	Fair Value

Consumer Discretionary - 9.87%
American Greetings Corp. - Class A	10,510	$161,223
Asia Entertainment & Resources, Ltd.	36,000	234,720
Collectors Universe, Inc.	11,900	205,156
Expedia, Inc.	5,428	181,512
Superior Industries International, Inc.	8,400	164,136
		946,747

Consumer Staples - 4.71%
British American Tobacco PLC (a)	2,100	212,562
Philip Morris International, Inc.	2,700	239,247
		451,809

Energy - 10.78%
ConocoPhillips	3,150	239,431
Pioneer Southwest Energy Partners, LP (b)	5,000	133,600
Royal Dutch Shell PLC (a)	2,400	168,312
Spectra Energy Partners LP (b)	5,600	178,920
Total SA (a)	3,057	156,274
YPF Sociedad Anonima (a)	5,525	156,965
		1,033,502

Financials - 8.71%
Federated Investors, Inc. - Class B	10,617	237,927
Fidelity National Financial, Inc. - Class A	12,300	221,769
First Niagra Financial Group, Inc.	17,190	169,150
New York Community Bancorp, Inc.	14,792	205,757
		834,603

Health Care - 6.40%
Advocat, Inc.	34,500	178,710
National Healthcare Corp.	5,200	236,912
Sanofi (a)	5,100	197,625
		613,247

Industrials - 14.56%
Diana Containerships, Inc.	33,800	204,152
Fly Leasing Ltd. (a)	12,800	156,288
Healthcare Services Group, Inc.	11,300	240,351
Intersections, Inc.	17,150	219,177
Koninklijke Philips Electronics N.V. (c)	8,150	165,852
US Ecology, Inc.	10,250	222,835
Waste Management, Inc.	5,350	187,036
		1,395,691

Information Technology - 19.10%
Analog Devices, Inc.	4,150	167,660
Ituran Location and Control Ltd.	11,400	153,216
KLA-Tencor Corp.	4,000	217,680
Lexmark International, Inc. - Class A	6,175	205,257
Linear Technology Corp.	5,387	181,542
Maxim Integrated Products, Inc.	6,700	191,553
Microchip Technology, Inc.	4,900	182,280
SAIC, Inc. (d)	14,000	184,800
STMicroelectronics N.V. (c)	26,340	215,725
Wayside Technology Group, Inc.	9,215	130,945
		1,830,658

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Investments - continued
March 31, 2012 (Unaudited)

Common Stocks - 96.44% - continued	Shares	Fair Value

Materials - 9.27%
PPG Industries, Inc.	1,900	$182,020
Quaker Chemical Corp.	4,500	177,525
RPM International, Inc.	7,595	198,913
Sealed Air Corp.	9,000	173,790
Southern Copper Corp.	4,952	157,028
		889,276

Telecommunication Service - 11.22%
China Mobile Limited (a)	3,800	209,304
Chorus Ltd. (a) (d)	1	9
HickoryTech Corp.	10,650	110,121
Rogers Communications, Inc. - Class B	4,600	182,620
Telecom Corp. of New Zealand Ltd. (a)	17,173	170,356
Telefonica SA (a)	14,330	235,155
Vodafone Group PLC (a)	6,062	167,736
		1,075,301

Utilities - 1.82%
Entergy Corp.	2,600	174,720

TOTAL COMMON STOCKS (Cost $8,904,919)		9,245,554

Money Market - 5.40%

Federated Prime Obligations Fund - Institutional Shares, 0.19% (e)	517,653	517,653

TOTAL MONEY MARKET (Cost $517,653)		517,653

TOTAL INVESTMENTS - LONG - (Cost $9,422,572) - 101.84%		$9,763,207

TOTAL INVESTMENTS - SHORT - (Proceeds Received $12,400) - (0.11)%		$(10,759)

Liabilities in excess of other assets - (1.73)%		(165,733)

TOTAL NET ASSETS - 100.00%		$9,586,715

(a) American Depositary Receipt.
(b) Master Limited Partnership.
(c) New York Registry.
(d) Non-income producing.
(e) Variable rate security; the rate shown represents the yield at March 31, 2012.

Tax Related
Gross unrealized appreciation		$840,828
Gross unrealized depreciation		(508,145)
Net unrealized appreciation (depreciation)		$332,683

Aggregate cost of securities for income tax purposes		$9,419,765

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund
Schedule of Written Options
March 31, 2012 (Unaudited)

Written Call Options - (0.11)%	Outstanding Contracts	Fair Value

Industrials - (0.11)%
Waste Management, Inc. / January 2013 / Strike $35.00 (a)	(53)	$(10,759)

TOTAL WRITTEN CALL OPTIONS (Proceeds Received $12,400) - (0.11)%		$(10,759)

(a) The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

IMS Funds
Related Notes to the Schedule of Investments
March 31, 2012
(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date.  Distributions received from investments in MLPs generally are recorded as a return of capital, reducing the cost basis of the associated MLP investment. Income or loss from the MLP investments is recorded upon receipt of the MLP’s K-1.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid or fair valued bonds, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2012
 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, preferred securities, and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as restructuring settlements and liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, reverse convertible bonds, and foreign bonds denominated in US dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, the outcomes of restructuring discussions and the value of secured assets designated as collateral, discussions with underwriters regarding the sales of assets and the payment of past interest due and face value of the bond, bids or market trading in active markets, pricing of similar maturity and rated bonds, issuers calling other issued bonds, restructuring settlements and liquidation proceeds, and the financial condition of the issuer in determining the fair value of such Level 3 securities.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2012
 (Unaudited)

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$49,792,780	$-	$-	$49,792,780

Money Market	911,808	-	-	911,808

Total	$50,704,588	$-	$-	$50,704,588
*See the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between any Levels for the period ended March 31, 2012.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2012
 (Unaudited)

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$6,579,351	$-	$3,677	$6,583,028

Real Estate Investment Trusts	1,480,264	-	-	1,480,264

Preferred Securities	1,674,680	-	117,600	1,792,280

Warrants**	-	-	-	-

Corporate Bonds	-	9,041,166	2,701,466	11,742,632

Reverse Convertible Bonds	-	515,600	-	515,600

U.S. Municipal Bonds	-	402,644	-	402,644

Foreign Bonds	-	8,556,029	-	8,556,029

Money Market Securities	1,320,772	-	-	1,320,772

Total	$11,055,067	$18,515,439	$2,822,743	$32,393,249

*Refer to the Schedule of Investments for industry classifications.
**The warrants held by the Fund are valued at $0, using Level 3 inputs, by the Advisor in conformity with guidelines adopted by and subject to review by the Board.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2011	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Sales	Transfers in to Level 3* (a)	Transfers out of Level 3* (b)	Balance as of March 31, 2012
Common Stocks	$3,677	$-	$-	$-	$-	$-	$-	$3,677
Preferred Securities	117,600	-	-	-	-	-	-	117,600
Corporate Bonds	3,679,178	-	(1,486)	(627,426)	-	783,000	(1,131,800)	2,701,466
Foreign Bonds Denominated in US Dollars	-	-	-		-	720,000	(720,000)	-
Certificates of Deposit	20,515	306	-	-	(20,821)	-	-	-
Total	$3,820,970	$306	$(1,486)	$(627,426)	$(20,821)	$1,503,000	$(1,851,800)	$2,822,743

*     The amount of transfers in and out are reflected at the securities’ fair value on the date of transfer.

(a)  Transfers into Level 3 represent Morgan Stanley, a 9.000% variable-rate bond maturing 6/30/2031, and Barclays Bank, PLC, a 10.500% bond maturing 2/3/2026.  These securities were priced by a pricing service; however, the Advisor did not believe the prices provided by the pricing service accurately reflected the fair values of those securities.

(b)  Transfers out of Level 3 represent Morgan Stanley, a 9.000% variable-rate bond maturing 6/30/2031, Barclays Bank, PLC, a 10.500% bond maturing 2/3/2026, and American Airlines, a 9.730% bond maturing 9/29/2014.  All three of these securities are now being actively traded and the Advisor believes that the prices provided by the pricing service accurately reflect the fair value of each respective security.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2012
 (Unaudited)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 was $94,462 as shown below.

Total Change in Unrealized Appreciation (Depreciation)

Common Stocks	$-

Preferred Securities	-

Corporate Bonds	94,462

Certificates of Deposit	-

Total	$94,462

The Fund did not hold any derivative instruments during the period ended March 31, 2012. The Fund had no transfers between Level 1 and Level 2 at any time during the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,245,554	$-	$-	$9,245,554

Money Market Securities	517,653	-	-	517,653

Total	$9,763,207	$-	$-	$9,763,207
*See the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Options Contracts	$(10,759)	$-	$-	$(10,759)

Total	$(10,759)	$-	$-	$(10,759)

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between any Levels for the period ended March 31, 2012.

IMS Funds
Related Notes to the Schedule of Investments - continued
March 31, 2012
 (Unaudited)

Restricted Securities - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor.  The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2012, the aggregate value of restricted securities amounted to $9,122,962 and value amounts to 27.64% of the net assets of the Income Fund.

			Shares or
	Acquisition		Principal	Amortized
	Date		Amount	Cost	Value

Bridgemill Finance, LLC, 8.000%, 7/15/2017	7/12/2007		$1,200,000	$1,200,000	$780,000
China Lumena New Materials Corp., 12.000%, 10/27/2014	4/12/2011	(a)	$850,000	869,768	807,500
Chukchanski Economic Development Authority, 8.000%, 11/15/2013	4/25/2011	(b)	$1,300,000	1,151,262	936,000
Clearwire Communications LLC, 12.000%, 12/01/2015	3/25/2010		$1,000,000	1,018,513	990,000
Credit Agricole SA, 8.375%, 10/13/2019	9/17/2010	(c)	$1,200,000	1,251,987	1,122,000
Grupo Posadas SAB de CV, 9.250%, 1/15/2015	5/17/2011	(d)	$740,000	731,901	667,125
International Lease Finance Corp., 7.125%, 09/01/2018	3/28/2012		$450,000	497,250	492,750
Newland International Properties Corp., 9.500%, 11/15/2014	6/3/2011		$700,000	652,389	388,500
O&G Leasing, LLC, 10.500%, 9/15/2013	4/4/2007	(e)	$1,530,000	1,512,436	1,132,200
Plaza Orlando Condo Association, Inc., 5.500%, 5/15/2031	8/30/2006		$252,000	252,000	134,087
Provincia de Buenos Aires, 9.625%, 4/18/2028	11/12/2010		$1,000,000	866,366	666,300
UPM-KYMME Corp., 7.450%, 11/26/2027	3/24/2010		$1,100,000	922,287	1,006,500
				$10,926,159	$9,122,962

(a) Purchased on various dates beginning 4/12/2011.
(b) Purchased on various dates beginning 4/25/2011.
(c) Purchased on various dates beginning 9/17/2010.
(d) Purchased on various dates beginning 5/17/2011.
(e) Purchased on various dates beginning 4/04/2007.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date   05/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, Interim President

Date   05/30/2012

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date    05/30/2012